Components of Pretax Income (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Domestic			$ 38,595	$ 26,623	$ 3,877
Foreign			3,758	1,840
Income before income taxes	$ 28,650	$ 29,449	$ 42,353	$ 28,463	$ 3,877